Income Taxes (Textual) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Deferred Tax Liability, Elimination	444.5
Deferred tax liability	73.1	440.9
Clearfield Energy
Income Tax Contingency [Line Items]
Deferred tax liability	63.1
Texas Margin Tax
Income Tax Contingency [Line Items]
Tax Contingency, State and Local, Percent	1.00%